Intangible assets, net - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets not yet available for use	€ 11.8	€ 37.3